Convertible Loans Payable (Details 1) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Balance at beginning	$ 153,432	$ 184,025	$ 354,160	$ 310,641
Change Due to Issuances			175,026	746,672
Change due to exercise / redemptions	(113,806)		(110,507)	(1,972,419)
Change in fair value	20,484	(30,593)	(234,654)	1,269,266
Balance at end	$ 60,110	$ 153,432	$ 184,025	$ 354,160